UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file numbers: 811-05742

Name of Fund:  BlackRock Funds

                                        BlackRock Developed Real Estate Index Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

             East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 01/31/2016

Date of reporting period: 10/31/2015

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2015 (Unaudited)	BlackRock Developed Real Estate Index Fund (Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Hotels, Restaurants & Leisure — 0.3%
Ryman Hospitality Properties, Inc.	237	$12,466
Real Estate Investment Trusts (REITs) — 76.7%
Acadia Realty Trust	259	8,518
Advance Residence Investment Corp.	6	12,802
Alexandria Real Estate Equities, Inc.	294	26,384
Allied Properties Real Estate Investment Trust	435	11,936
American Assets Trust, Inc.	144	6,071
American Campus Communities, Inc.	482	19,555
American Homes 4 Rent, Class A	710	11,715
Apartment Investment & Management Co., Class A	630	24,690
Ascendas Real Estate Investment Trust	9,900	16,855
AvalonBay Communities, Inc.	493	86,191
Beni Stabili SpA SIIQ	4,020	3,303
Big Yellow Group PLC	846	9,766
BioMed Realty Trust, Inc.	865	20,250
Boardwalk REIT	225	9,244
Boston Properties, Inc.	556	69,973
Brandywine Realty Trust	942	12,717
British Land Co. PLC	4,073	54,557
Brixmor Property Group, Inc.	731	18,728
Camden Property Trust	333	24,572
Canadian Apartment Properties REIT	579	11,920
Canadian REIT	407	13,256
CapitaLand Commercial Trust Ltd	12,400	12,444
Capitaland Mall Trust	12,800	18,047
Care Capital Properties, Inc.	318	10,478
CBL & Associates Properties, Inc.	700	10,206
Chambers Street Properties	1,320	9,346
Champion REIT	9,000	4,705
Chesapeake Lodging Trust	320	8,813
Cofinimmo SA	166	18,499
Columbia Property Trust, Inc.	568	14,109
Cominar Real Estate Investment Trust	1,116	13,126
Corporate Office Properties Trust	358	8,234
Cousins Properties, Inc.	833	8,363
CubeSmart	662	18,417
DCT Industrial Trust, Inc.	390	14,477
DDR Corp.	1,276	21,437
Derwent London PLC	430	25,681
Dexus Property Group	4,127	22,655
DiamondRock Hospitality Co.	935	10,921
Digital Realty Trust, Inc.	521	38,533
Douglas Emmett, Inc.	518	15,825
Dream Office Real Estate Investment Trust	674	10,819

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Duke Realty Corp.	1,288	$26,662
DuPont Fabros Technology, Inc.	322	10,333
EastGroup Properties, Inc.	123	6,908
Education Realty Trust, Inc.	298	10,701
Empire State Realty Trust, Inc., Class A	300	5,346
EPR Properties	200	11,362
Equity Commonwealth (a)	556	15,963
Equity Lifestyle Properties, Inc.	325	19,656
Equity One, Inc.	352	9,356
Equity Residential	1,343	103,841
Essex Property Trust, Inc.	243	53,567
Eurocommercial Properties NV CVA	200	9,538
Extra Space Storage, Inc.	415	32,885
Federal Realty Investment Trust	263	37,738
Federation Centres Ltd.	13,368	27,615
First Industrial Realty Trust, Inc.	480	10,406
Fonciere Des Regions	150	14,119
Fortune Real Estate Investment Trust	5,000	5,206
Frontier Real Estate Investment Corp.	2	8,092
Gaming and Leisure Properties, Inc.	394	11,493
Gecina SA	157	20,024
General Growth Properties, Inc.	1,868	54,079
GLP J-REIT	10	9,951
Goodman Group	7,007	30,063
Government Properties Income Trust	165	2,686
GPT Group	7,335	24,842
Great Portland Estates PLC	1,598	21,885
H&R Real Estate Investment Trust	1,291	20,714
Hammerson PLC	3,312	32,450
HCP, Inc.	1,773	65,956
Healthcare Realty Trust, Inc.	381	10,043
Healthcare Trust of America, Inc., Class A	587	15,444
Hibernia REIT PLC	2,490	3,685
Highwoods Properties, Inc.	407	17,684
Hospitality Properties Trust	566	15,191
Host Hotels & Resorts, Inc.	2,712	46,999
Hudson Pacific Properties, Inc.	361	10,314
ICADE	150	11,085
Industrial & Infrastructure Fund Investment Corp.	1	4,528
Intu Properties PLC	4,390	23,369
Investa Office Fund	2,000	5,724
Invincible Investment Corp.	3	1,779
Japan Hotel REIT Investment Corp.	14	9,724
Japan Prime Realty Investment Corp.	3	9,765

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2015	1

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Japan Real Estate Investment Corp.	5	$23,112
Japan Retail Fund Investment Corp.	10	19,368
Kenedix Office Investment Corp.	1	4,584
Kilroy Realty Corp.	344	22,649
Kimco Realty Corp.	1,521	40,717
Kite Realty Group Trust	416	10,987
Kiwi Property Group Ltd.	4,768	4,384
Klepierre	718	34,004
Land Securities Group PLC	3,119	64,257
LaSalle Hotel Properties	466	13,705
Lexington Realty Trust	700	6,188
Liberty Property Trust	618	21,024
Link REIT	8,500	50,785
LondonMetric Property PLC	5,164	13,449
LTC Properties, Inc.	100	4,285
Macerich Co.	585	49,573
Mack-Cali Realty Corp.	458	9,966
Medical Properties Trust, Inc.	983	11,108
Merlin Properties Socimi SA	1,682	21,554
Mid-America Apartment Communities, Inc.	299	25,472
Mirvac Group	15,883	20,302
Mori Hills REIT Investment Corp.	5	6,186
Mori Trust Sogo REIT, Inc.	5	8,846
National Health Investors, Inc.	190	11,161
National Retail Properties, Inc.	562	21,356
New York REIT, Inc.	801	9,131
Nippon Accommodations Fund, Inc.	2	6,900
Nippon Building Fund, Inc.	5	23,746
Nippon Prologis REIT, Inc.	6	10,551
Nomura Real Estate Master Fund, Inc. (a)	15	19,006
NSI NV	491	2,136
Omega Healthcare Investors, Inc.	652	22,507
Orix JREIT, Inc.	10	13,462
Paramount Group, Inc.	642	11,408
Parkway Properties, Inc.	300	5,019
Pebblebrook Hotel Trust	307	10,493
Pennsylvania Real Estate Investment Trust	300	6,744
Piedmont Office Realty Trust, Inc., Class A	768	14,884
Post Properties, Inc.	246	14,696
Prologis, Inc.	1,901	81,230
PS Business Parks, Inc.	80	6,863
Public Storage	535	122,761
Realty Income Corp.	899	44,464
Regency Centers Corp.	347	23,582
Retail Opportunity Investments Corp.	567	10,280

Common Stocks	Shares	Value
Real Estate Investment Trusts (REITs) (continued)
Retail Properties of America, Inc., Class A	1,109	$16,602
RioCan Real Estate Investment Trust	1,371	26,736
RLJ Lodging Trust	563	14,126
Sabra Health Care REIT, Inc.	335	7,598
Scentre Group	20,252	59,402
Segro PLC	3,386	23,455
Senior Housing Properties Trust	898	13,641
Shaftesbury PLC	1,308	18,933
Simon Property Group, Inc.	1,156	232,888
SL Green Realty Corp.	369	43,771
Smart Real Estate Investment Trust	585	13,896
Sovran Self Storage, Inc.	155	15,480
Spirit Realty Capital, Inc.	1,873	19,067
Stockland	9,000	25,830
Strategic Hotels & Resorts, Inc. (a)	1,136	16,018
Sun Communities, Inc.	223	14,945
Sunstone Hotel Investors, Inc.	932	13,477
Suntec Real Estate Investment Trust	13,100	15,387
Tanger Factory Outlet Centers, Inc.	463	16,182
Taubman Centers, Inc.	116	8,930
UDR, Inc.	950	32,737
Unibail-Rodamco SE	366	101,869
United Urban Investment Corp.	11	15,261
Urban Edge Properties	172	4,083
Vastned Retail NV	32	1,552
Ventas, Inc.	1,272	68,332
VEREIT, Inc.	3,347	27,646
Vornado Realty Trust	626	62,944
Warehouses De Pauw CVA	50	4,093
Washington Real Estate Investment Trust	259	6,996
Weingarten Realty Investors	474	16,950
Welltower, Inc.	1,348	87,445
Wereldhave NV	100	6,234
Westfield Corp.	7,614	55,240
Workspace Group PLC	638	9,397
WP Carey, Inc.	383	24,271
WP GLIMCHER, Inc.	936	10,876
Xenia Hotels & Resorts, Inc.	505	8,757

		3,826,841
Real Estate Management & Development — 20.9%
Aeon Mall Co. Ltd.	500	8,364
Allreal Holding AG (a)	36	4,771
Azrieli Group	180	7,054
BUWOG AG (a)	191	4,061
CA Immobilien Anlagen AG (a)	277	5,433
Capital & Counties Properties PLC	2,791	19,101
CapitaLand Ltd.	10,400	22,941

2	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Castellum AB	989	$14,803
Cheung Kong Property Holdings Ltd.	10,000	69,971
Citycon OYJ (a)	1,477	3,887
Deutsche Euroshop AG	200	9,643
Deutsche Wohnen AG, Bearer Shares	1,401	39,493
F&C Commercial Property Trust, Ltd.	1,956	4,297
Fabege AB	768	12,201
Fastighets AB Balder (a)	428	8,622
Forest City Enterprises, Inc., Class A (a)	907	20,045
Grainger PLC	2,811	10,774
Grand City Properties SA	545	10,876
Hang Lung Properties Ltd.	9,000	22,021
Henderson Land Development Co. Ltd.	4,000	25,547
Hispania Activos Inmobiliarios SA (a)	256	3,849
Hongkong Land Holdings Ltd.	4,500	33,742
Hufvudstaden AB, — A Shares	873	12,335
Hulic Co. Ltd.	1,400	13,076
Hysan Development Co. Ltd.	3,000	13,307
Kerry Properties Ltd.	3,000	8,880
LEG Immobilien AG (a)	298	23,758
Mitsubishi Estate Co. Ltd.	5,000	107,232
Mitsui Fudosan Co. Ltd.	4,000	108,855
Mobimo Holding AG (a)	23	4,960
New World Development Co. Ltd.	22,000	23,465
Nomura Real Estate Holdings, Inc.	600	12,821
PSP Swiss Property AG, Registered Shares (a)	205	17,833
Sino Land Co. Ltd.	12,000	18,522
Sponda OYJ	911	3,870

Common Stocks	Shares	Value
Real Estate Management & Development (continued)
Sumitomo Realty & Development Co. Ltd.	2,000	$65,857
Sun Hung Kai Properties Ltd.	6,000	80,147
Swire Properties Ltd.	4,600	13,808
Swiss Prime Site AG, Registered Shares (a)	237	18,107
Tokyo Tatemono Co. Ltd.	900	11,183
The UNITE Group PLC	1,073	10,981
UOL Group Ltd.	2,600	12,134
Vonovia SE	1,844	61,468
Wallenstam AB, — B Shares	1,265	11,204
Wharf Holdings Ltd.	5,000	29,752

		1,045,051
Total Long-Term Investments (Cost — $4,902,995) — 97.9%		4,884,358

Short-Term Securities
FFI Premier Institutional Fund, 0.07% (b)(c)	44,607	44,607
Total Short-Term Securities (Cost — $44,607) — 0.9%		44,607
Total Investments (Cost — $4,947,602*) — 98.8%		4,928,965
Other Assets Less Liabilities — 1.2%		61,084

Net Assets — 100.0%		$4,990,049

*	As of October 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$4,947,602

Gross unrealized appreciation	$111,139
Gross unrealized depreciation	(129,776)

Net unrealized depreciation	$(18,637)

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the period ended October 31, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Net Activity	Shares Held at October 31, 2015	Income
FFI Premier Institutional Fund	44,607	44,607	$56

(c)	Represents the current yield as of period end.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2015	3

Schedule of Investments (continued)	BlackRock Developed Real Estate Index Fund

Portfolio Abbreviations

REIT	Real Estate Investment Trust
USD	U.S. Dollar

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Long	Issue	Expiration	Notional Value	Unrealized Appreciation
3	Dow Jones U.S. Real Estate	December 2015	$88,230	$2,435

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including Funds’ own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks:
Hotels, Restaurants & Leisure	$12,466	—	—	$12,466
Real Estate Investment Trusts (REITs)	2,693,489	$1,133,352	—	3,826,841
Real Estate Management & Development	34,546	1,010,505	—	1,045,051
Short-Term Investments	44,607	—	—	44,607

Total	$2,785,108	$2,143,857	—	$4,928,965

4	BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2015

Schedule of Investments (concluded)	BlackRock Developed Real Estate Index Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Equity contracts	$2,435	—	—	$2,435
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$5,000	—	—	$5,000
Foreign currency at value	35,413	—	—	35,413

Total	$40,413	—	—	$40,413

During the period ended October 31, 2015, there were no transfers between levels.

BLACKROCK DEVELOPED REAL ESTATE INDEX FUND	OCTOBER 31, 2015	5

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds

Date: December 22, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds

Date: December 22, 2015